Cover Page	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	GS ACQUISITION HOLDINGS CORP II
Entity Central Index Key	0001809987
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	EXPLANATORY NOTE This proxy statement/prospectus relates to a Business Combination Agreement, dated June 17, 2021 (as amended on September 3, 2021, and as it may be further amended from time to time, the “Business Combination Agreement”), by and among GS Acquisition Holdings Corp II, a Delaware corporation (the “Company” or “GSAH”), Mirion Technologies (TopCo), Ltd., a Jersey private company limited by shares (“Mirion”), for the limited purpose set forth therein, CCP IX LP No. 1, CCP IX LP No. 2, CCP IX Co-Investment LP and CCP IX Co-Investment No. 2 LP (collectively, the “Charterhouse Parties”), for the limited purpose set forth therein, each of the other persons set forth on Annex I thereto (together with the Charterhouse Parties, the “Supporting Mirion Holders”), and, for the limited purpose set forth therein, the other holders of A Ordinary Shares and B Ordinary Shares from time to time becoming a party thereto by executing a Joinder Agreement, a copy of which is attached to this proxy statement/prospectus as Annex A (each, a “Joining Seller” and collectively, the “Joining Sellers” and, together with each Supporting Mirion Holder, each, a “Seller” and, collectively, the “Sellers”). Pursuant to the Business Combination Agreement, among other things and subject to the terms and conditions contained therein, the parties thereto will enter into a business combination transaction, pursuant to which Mirion will combine with a subsidiary of the Company as described below (the “Business Combination,” and the transactions contemplated by the Business Combination Agreement, the “Transactions”). The proposed Business Combination will establish the Company as the corporate parent of Mirion. At the Closing, in order to implement a structure similar to that of an “Up-C,” the Company will establish a Delaware corporation (“IntermediateCo”) as a subsidiary of the Company. Sellers will be permitted to elect to receive equity consideration either in the form of (i) shares of GSAH Class A common stock, par value $0.0001 per share (“GSAH Class A common stock”) or (ii) “paired interests” consisting of shares of GSAH Class B common stock, par value $0.0001 per share (“GSAH Class B common stock”) paired together with shares of IntermediateCo Class B common stock, par value $0.0001 per share (“IntermediateCo Class B common stock”). Holders of shares of IntermediateCo Class B common stock will have a redemption right for such shares to be settled, at the option of the Company, with (i) shares of GSAH Class A common stock (on a one-for-one basis) or (ii) a cash amount per share based on an average trailing stock price of GSAH Class A common stock. In the event of a redemption request by a holder of shares of IntermediateCo Class B common stock, the Company may, at its option, effect a direct exchange of cash or Company Class A common stock for shares of IntermediateCo Class B common stock in lieu of such a redemption. Upon redemption or exchange of shares of IntermediateCo Class B common stock, the corresponding shares of GSAH Class B common stock will be cancelled. The Company will hold 100% of the voting shares of IntermediateCo Class A common stock, par value $0.0001 per share (“IntermediateCo Class A common stock”). As further described in the Second Amended and Restated Certificate of Incorporation to be in effect after the Closing, each holder of the Company’s Class B common stock will be entitled to one vote for each share of GSAH Class B common stock held of record by such holder on all matters on which stockholders generally are entitled to vote and the holders of GSAH Class B common stock shall not be entitled to dividends of cash or property on such shares of GSAH Class B common stock. Subject to the terms of the Business Combination Agreement, the consideration to be paid in connection with the Business Combination is $1,700,000,000 and will be paid in a combination of equity and cash consideration. The cash consideration will be an amount equal to $1,310,000,000; provided, that if the Minimum Cash Condition is not met, and Mirion and the Charterhouse Parties elect to waive the Minimum Cash Condition, then the Cash Consideration will be equal to $1,310,000,000 less the amount by which $1,310,000,000 exceeds the Available Closing Cash. In exchange for the A Ordinary Shares of $0.01 each in the capital of Mirion, the B Ordinary Shares of $0.01 each in the capital of Mirion and certain loan notes due 2026 issued by Mirion Technologies (HoldingSub1), Ltd, each Seller may elect to receive cash or equity consideration or a combination thereof, which equity consideration shall be in the form of either shares of GSAH Class A common stock or shares of GSAH Class B common stock combined with shares of IntermediateCo Class B common stock that will be majority owned by the Company. The Available Closing Cash will be an amount equal to (i) the amount of funds contained in the Company’s trust account (after reduction for the aggregate amount of payments required to be made in connection with any valid stockholder redemptions), plus (ii) the aggregate amount of cash that has been funded to and remains with the Company pursuant to the Subscription Agreements as of immediately prior to the closing of the Business Combination (the “Closing”), plus (iii) the amounts delivered pursuant to the Mirion Debt Refinancing (as defined in the Business Combination Agreement), plus (iv) the cash and cash equivalents of Mirion and its subsidiaries on a consolidated basis as of the date of the Closing (the “Closing Date”), plus (v) the proceeds, if any, from the sale by the Company to GSAM Holdings LLC (“GSAM Holdings”) of shares of GSAH Class A common stock, pursuant to the Backstop Agreement, less (vi) the total amount required to be paid to fully satisfy all obligations related to Mirion’s credit agreement as of the Closing Date, less (vii) certain transaction expenses, less (viii) $50,000,000 (collectively, the “Available Closing Cash”). Concurrently with the execution of the Business Combination Agreement, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 90,000,000 shares of GSAH Class A common stock for an aggregate purchase price equal to $900,000,000 (the “PIPE Investment” and, such shares, the “PIPE Shares”). The PIPE Investment will be consummated substantially concurrently with the Closing. This proxy statement/prospectus serves as: • a proxy statement/prospectus for the special meeting of the Company, where the GSAH stockholders will vote on, among other things, proposals to (i) approve the Business Combination Agreement and the transactions contemplated thereby, including the Business Combination, (ii) approve the issuance of GSAH Common Stock in connection with (x) the Transactions (including as may be required under the NYSE) and (y) the PIPE Investment; (iii) adopt the Company’s second amended and restated certificate of incorporation (excluding the Class A Common Stock Proposal), (iv) approve, on a non-binding basis, certain governance provisions in the Company’s second amended and restated certificate of incorporation; (v) approve the Mirion Technologies, Inc. Omnibus Incentive Plan; (vi) elect the directors constituting the board of directors of the post-combination company; (vii) approve the increase in the number of authorized shares of GSAH Class A common stock of the Company; and (viii) approve the adjournment of the Special Meeting, if necessary, to permit further solicitation of proxies because there are not sufficient votes to approve and adopt any of the foregoing; and • a prospectus for the shares of GSAH Class A common stock (other than to certain funds affiliated with Charterhouse Capital Partners LLP and GSAH Class B common stock that certain of Mirion’s shareholders will receive as consideration in the Transactions).